POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Disclosure of defined benefit plans actuarial assumptions and contributions
Principal actuarial assumptions

	2025	2024
Weighted average of significant assumptions:

Defined benefit obligation
Discount rate	5.1%	4.8%
Rate of compensation increase	2.0% to 7.5%, based on employee age	2.0% to 7.5%, based on employee age
Mortality rate	95% of CPM2014Priv with Scale CPM-B	95% of CPM2014Priv with Scale CPM-B
Pension expense
Discount rate	4.8%	4.6%
Rate of compensation increase	2.0% to 7.5%, based on employee age	2.0% to 7.5%, based on employee age
Mortality rate	95% of CPM2014Priv with Scale CPM-B	95% of CPM2014Priv with Scale CPM-B
Below is a summary of the estimated present value of accrued plan benefits and the estimated market value of the net assets available to provide these benefits for our funded defined benefit pension plans.

	As at December 31
(In millions of dollars)	2025	2024

Plan assets, at fair value	2,514	2,385
Accrued benefit obligations	(2,249)	(2,197)

Surplus of plan assets over accrued benefit obligations	265	188
Effect of asset ceiling limit	(53)	(13)

Net deferred pension asset	212	175

Consists of:
Deferred pension asset	217	183
Deferred pension liability	(5)	(8)

Net deferred pension asset	212	175
Below is a summary of the actual contributions to the plans.

	Years ended December 31
(In millions of dollars)	2025	2024

Employer contribution	—	5
Employee contribution	25	25

Total contribution	25	30

Disclosure of sensitivity of key assumptions

	Increase (decrease) in accrued benefit obligation
(In millions of dollars)	2025	2024

Discount rate
Impact of 0.5% increase	(168)	(174)
Impact of 0.5% decrease	189	197

Rate of future compensation increase
Impact of 0.25% increase	10	12
Impact of 0.25% decrease	(10)	(12)

Mortality rate
Impact of 1 year increase	36	36
Impact of 1 year decrease	(39)	(40)

Disclosure of net defined benefit liability (asset)
Below is a summary of our pension fund assets.

	Years ended December 31
(In millions of dollars)	2025	2024

Plan assets, beginning of year	2,385	2,339
Interest income	117	110
Remeasurements, recognized in other comprehensive income and equity	26	101
Contributions by employees	25	25
Contributions by employer	—	5
Benefits paid	(41)	(51)
Impact of annuitization	—	(141)
Plan assets acquired in MLSE Transaction	5	—
Administrative expenses paid from plan assets	(3)	(3)

Plan assets, end of year	2,514	2,385

Below is a summary of the accrued benefit obligations arising from funded obligations.

	Years ended December 31
(In millions of dollars)	2025	2024

Accrued benefit obligations, beginning of year	2,197	2,260
Current service cost	74	86
Past service cost	13	—
Interest cost	107	102
Benefits paid	(41)	(51)
Impact of annuitization	—	(140)
Contributions by employees	25	25
Remeasurements, recognized in other comprehensive income and equity	(126)	(85)

Accrued benefit obligations, end of year	2,249	2,197
Below is a summary of our net pension expense. Net interest cost is included in "finance costs"; other pension expenses are included in salaries and benefits expense in "operating costs" on the Consolidated Statements of Income.

	Years ended December 31
(In millions of dollars)	2025	2024

Plan cost:
Current service cost	74	86
Past service cost	13	—
Net interest income	(10)	(8)

Net pension expense	77	78
Administrative expense	3	3

Total pension cost recognized in net income	80	81
Net interest income, a component of the plan cost above, is included in "finance costs" and is outlined as follows:

	Years ended December 31
(In millions of dollars)	2025	2024

Interest income on plan assets	(117)	(110)
Interest cost on plan obligation	107	102

Net interest income, recognized in finance costs	(10)	(8)

The remeasurement recognized in the Consolidated Statements of Comprehensive Income is determined as follows:

	Years ended December 31
(In millions of dollars)	2025	2024

Return on plan assets (excluding interest income)	26	101
Change in financial assumptions	119	70
Effect of experience adjustments	7	15
Change in asset ceiling	(40)	(10)

Remeasurement gain, recognized in other comprehensive income and equity	112	176
Below is a summary of our accrued benefit obligations, pension expense included in employee salaries and benefits, net interest cost, remeasurements, and benefits paid.

	Years ended December 31
(In millions of dollars)	2025	2024

Accrued benefit obligation, beginning of year	93	94
Pension expense, recognized in employee salaries and benefits expense	3	4
Net interest cost, recognized in finance costs	5	3
Remeasurement gain, recognized in other comprehensive income	(3)	(1)
Benefits paid	(5)	(7)

Accrued benefit obligation, end of year	93	93

Disclosure of fair value of plan assets
Plan assets comprise mainly pooled funds that invest in common stocks and bonds that are traded in an active market. Below is a summary of the fair value of the total pension plan assets by major category.

	As at December 31
(In millions of dollars)	2025	2024

Equity securities	967	1,406
Debt securities	1,502	929
Cash	45	50

Total fair value of plan assets	2,514	2,385
ALLOCATION OF PLAN ASSETS

	Allocation of plan assets		Target asset allocation percentage
	2025	2024

Equity securities:
Domestic	7.7%	12.2%	3% to 13%
International	30.8%	46.7%	27% to 37%
Debt securities	59.7%	39.0%	45% to 75%
Other - cash	1.8%	2.1%	0% to 5%

Total	100.0%	100.0%